Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

June 30, 2021

AFF40-QTLY-0821
1.818366.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $1,229,946)	1,230,000	1,229,899
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (a)	9,717,567	$178,317,358
Fidelity Advisor Series Growth Opportunities Fund (a)	6,593,267	122,700,697
Fidelity Advisor Series Small Cap Fund (a)	5,050,654	81,164,002
Fidelity Series All-Sector Equity Fund (a)	6,052,383	77,046,832
Fidelity Series Commodity Strategy Fund (a)	14,273,596	79,503,931
Fidelity Series Large Cap Stock Fund (a)	14,367,506	284,476,623
Fidelity Series Large Cap Value Index Fund (a)	1,983,823	30,650,058
Fidelity Series Opportunistic Insights Fund (a)	7,324,435	165,971,697
Fidelity Series Small Cap Opportunities Fund (a)	5,506,053	100,320,293
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,953,737	180,740,501
Fidelity Series Value Discovery Fund (a)	10,969,638	184,509,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $970,210,054)		1,485,401,311

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	5,335,279	74,800,613
Fidelity Series Emerging Markets Fund (a)	3,511,783	42,843,757
Fidelity Series Emerging Markets Opportunities Fund (a)	14,333,325	384,993,096
Fidelity Series International Growth Fund (a)	10,180,393	199,128,490
Fidelity Series International Small Cap Fund (a)	2,764,828	61,572,727
Fidelity Series International Value Fund (a)	17,758,713	198,364,825
Fidelity Series Overseas Fund (a)	14,582,628	198,761,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $779,841,771)		1,160,464,734

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,672,860	15,591,053
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	485,573	5,035,393
Fidelity Series Floating Rate High Income Fund (a)	305,195	2,823,057
Fidelity Series High Income Fund (a)	1,859,643	17,833,980
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,198,933	57,084,285
Fidelity Series International Credit Fund (a)	129,056	1,304,756
Fidelity Series Investment Grade Bond Fund (a)	93,641	1,097,474
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,343,615	86,576,055
Fidelity Series Real Estate Income Fund (a)	921,144	10,703,691
TOTAL BOND FUNDS
(Cost $196,855,963)		198,049,744

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	264,795	264,848
Fidelity Series Government Money Market Fund 0.08% (a)(c)	12,784,509	12,784,509
Fidelity Series Short-Term Credit Fund (a)	272,234	2,765,893
TOTAL SHORT-TERM FUNDS
(Cost $15,754,189)		15,815,250
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,963,891,923)		2,860,960,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		(364,993)
NET ASSETS - 100%		$2,860,595,945

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96
Total	$96

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,121,756	$2,144,217	$3,001,125	$--	$--	$264,848	0.0%
Total	$1,121,756	$2,144,217	$3,001,125	$--	$--	$264,848

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$169,378,765	$6,424,732	$14,723,832	$--	$754,860	$16,482,833	$178,317,358
Fidelity Advisor Series Growth Opportunities Fund	117,786,198	6,743,174	14,116,837	--	804,987	11,483,175	122,700,697
Fidelity Advisor Series Small Cap Fund	76,636,365	2,512,913	2,060,689	--	265,642	3,809,771	81,164,002
Fidelity Series All-Sector Equity Fund	72,422,063	1,889,657	3,420,788	--	148,205	6,007,695	77,046,832
Fidelity Series Canada Fund	65,072,557	5,648,611	2,366,042	--	180,451	6,265,036	74,800,613
Fidelity Series Commodity Strategy Fund	74,234,374	1,291,890	6,019,011	--	363,632	9,633,046	79,503,931
Fidelity Series Emerging Markets Debt Fund	14,485,779	983,078	268,162	167,214	(2,457)	392,815	15,591,053
Fidelity Series Emerging Markets Debt Local Currency Fund	4,688,955	267,623	87,762	--	(190)	166,767	5,035,393
Fidelity Series Emerging Markets Fund	42,555,333	1,850,241	3,446,527	--	87,680	1,797,030	42,843,757
Fidelity Series Emerging Markets Opportunities Fund	384,393,494	15,428,130	32,831,710	--	1,645,093	16,358,089	384,993,096
Fidelity Series Floating Rate High Income Fund	2,791,561	67,669	54,444	28,136	232	18,039	2,823,057
Fidelity Series Government Money Market Fund 0.08%	17,747,351	980,040	5,942,882	2,538	--	--	12,784,509
Fidelity Series High Income Fund	16,614,138	1,165,273	328,588	209,482	567	382,590	17,833,980
Fidelity Series Inflation-Protected Bond Index Fund	53,306,779	3,537,958	975,136	--	5,432	1,209,252	57,084,285
Fidelity Series International Credit Fund	1,280,514	7,442	--	7,442	--	9,884	1,304,756
Fidelity Series International Growth Fund	182,346,956	7,066,003	6,631,743	--	425,478	15,921,796	199,128,490
Fidelity Series International Small Cap Fund	57,220,529	1,643,672	1,585,761	--	16,799	4,277,488	61,572,727
Fidelity Series International Value Fund	182,265,277	17,682,999	7,007,630	--	552,567	4,871,612	198,364,825
Fidelity Series Investment Grade Bond Fund	1,194,742	600,056	712,250	5,040	(13,752)	28,678	1,097,474
Fidelity Series Large Cap Stock Fund	264,528,590	9,278,654	8,728,125	--	1,360,123	18,037,381	284,476,623
Fidelity Series Large Cap Value Index Fund	28,550,060	1,596,479	990,043	--	49,234	1,444,328	30,650,058
Fidelity Series Long-Term Treasury Bond Index Fund	73,158,566	11,487,968	2,836,105	476,011	(495,312)	5,260,938	86,576,055
Fidelity Series Opportunistic Insights Fund	157,041,766	4,172,419	13,051,831	--	664,766	17,144,577	165,971,697
Fidelity Series Overseas Fund	182,649,273	8,682,265	7,252,266	--	422,717	14,259,237	198,761,226
Fidelity Series Real Estate Income Fund	10,229,243	148,380	200,998	14,709	3,964	523,102	10,703,691
Fidelity Series Short-Term Credit Fund	3,738,236	54,625	1,025,208	12,336	21,254	(23,014)	2,765,893
Fidelity Series Small Cap Opportunities Fund	94,591,406	5,752,366	2,716,723	--	387,509	2,305,735	100,320,293
Fidelity Series Stock Selector Large Cap Value Fund	167,531,918	8,942,599	5,800,652	--	632,687	9,433,949	180,740,501
Fidelity Series Value Discovery Fund	171,498,496	9,353,776	6,146,020	--	932,598	8,870,469	184,509,319
	$2,689,939,284	$135,260,692	$151,327,765	$922,908	$9,214,766	$176,372,298	$2,859,466,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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